Summary Of Business And Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2015	Jun. 30, 2014	Jul. 03, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounted revenues	99.00%	93.00%	97.00%	93.00%
Customer accounted total revenue	91.00%	83.00%	94.00%	86.00%
Allowance for doubtful accounts in contract receivables	$ 30,000		$ 30,000		$ 0
Customer accounted receivables	74.00%		74.00%		74.00%
Concentration of Contract receivables	$ 67,000		$ 67,000		$ 73,000
Accumulated depreciation and amortization	367,000		367,000		249,000	$ 1,000
Accumulated amortization	$ 1,169,000		$ 1,169,000		$ 790,000
Estimated useful lives					1 to 15 years
Weighted - average life					6 years 3 months 18 days
Customer [Member]
Accounted revenues					89.00%
Customer accounted total revenue					74.00%
Federal Government [Member]
Accounted revenues					94.00%